Earnings (Loss) Per Share - Anti dilutive (Details) - shares		3 Months Ended	12 Months Ended
	Dec. 29, 2020	Mar. 31, 2021	Dec. 31, 2020
RSILP Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from computation of diluted shares outstanding, as their effect would have been anti-dilutive		160,000,000	160,000,000
Restricted stock unit ("RSU")
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from computation of diluted shares outstanding, as their effect would have been anti-dilutive		2,928,025
Class A Common Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares placed in escrow subject to the achievement of certain earnout targets			1,212,813
Class A Common Stock | Earnout Interests
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from computation of diluted shares outstanding, as their effect would have been anti-dilutive			1,212,813
Class V common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares placed in escrow subject to the achievement of certain earnout targets			15,000,000
RSILP | Class A Common Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares placed in escrow subject to the achievement of certain earnout targets	1,212,813
RSILP | Class V common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares placed in escrow subject to the achievement of certain earnout targets	15,000,000		15,000,000